UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05262

MFS SERIES TRUST VIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

April 30, 2019

     MFS® Global Growth Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

WGF-SEM

MFS® Global Growth Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Markets experienced a bout of volatility in late 2018 as a result of higher interest rates, international trade friction, and geopolitical uncertainty surrounding issues such as

Brexit. Those concerns dissipated in the early months of 2019 due to the more dovish posture of the U.S. Federal Reserve and other global central banks, reported progress toward a trade pact between the United States and China, and action against a no-deal Brexit by the British Parliament. However, a last-minute breakdown in negotiations between the U.S. and China derailed the market’s momentum and increased concerns over the future pace of global growth. Compounding Brexit uncertainty was the resignation of British Prime Minister Theresa May, potentially ushering in a harder form of Brexit than she had advocated. U.S. equities have continued to outperform their global peers due in part to fiscal stimulus undertaken in late 2017 and early 2018, which contributed to the continuation of relatively healthy levels of U.S. economic output against a backdrop of slower global growth. Inflation remains largely subdued globally, which is encouraging for asset markets. Rising incomes in many developed and emerging markets are supportive of gains in consumption, though a challenging environment for global trade has hindered manufacturing in most regions.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

June 17, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Alphabet, Inc., “A”	3.7%
Microsoft Corp.	3.2%
Accenture PLC, “A”	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.1%
Aon PLC	2.1%
Nestle S.A.	2.0%
LVMH Moet Hennessy Louis Vuitton SE	2.0%
Visa, Inc., “A”	1.8%
Reckitt Benckiser Group PLC	1.8%
Blackstone Group LP	1.7%

GICS equity sectors
Information Technology	20.7%
Consumer Discretionary	15.0%
Industrials	13.8%
Consumer Staples	13.4%
Health Care	10.3%
Financials	9.0%
Communication Services	8.9%
Materials	7.2%
Energy	0.4%

Issuer country weightings (x)
United States	60.2%
United Kingdom	6.6%
Switzerland	5.6%
France	5.2%
Germany	4.0%
China	3.7%
Japan	3.2%
Taiwan	2.1%
India	2.0%
Other Countries	7.4%

Currency exposure weightings (y)
United States Dollar	61.1%
Euro	10.2%
British Pound Sterling	7.6%
Swiss Franc	5.6%
Chinese Renminbi	3.7%
Japanese Yen	3.2%
Taiwan Dollar	2.1%
Indian Rupee	2.0%
South Korean Won	1.7%
Other Currencies	2.8%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.

2

Portfolio Composition – continued

(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Percentages are based on net assets as of April 30, 2019.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2018 through April 30, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2018 through April 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/18	Ending Account Value 4/30/19	Expenses Paid During Period (p) 11/01/18-4/30/19
A	Actual	1.36%	$1,000.00	$1,144.86	$7.23
	Hypothetical (h)	1.36%	$1,000.00	$1,018.05	$6.80
B	Actual	2.12%	$1,000.00	$1,140.67	$11.25
	Hypothetical (h)	2.12%	$1,000.00	$1,014.28	$10.59
C	Actual	2.12%	$1,000.00	$1,140.67	$11.25
	Hypothetical (h)	2.12%	$1,000.00	$1,014.28	$10.59
I	Actual	1.12%	$1,000.00	$1,146.44	$5.96
	Hypothetical (h)	1.12%	$1,000.00	$1,019.24	$5.61
R1	Actual	2.13%	$1,000.00	$1,140.71	$11.31
	Hypothetical (h)	2.13%	$1,000.00	$1,014.23	$10.64
R2	Actual	1.63%	$1,000.00	$1,143.39	$8.66
	Hypothetical (h)	1.63%	$1,000.00	$1,016.71	$8.15
R3	Actual	1.38%	$1,000.00	$1,145.10	$7.34
	Hypothetical (h)	1.38%	$1,000.00	$1,017.95	$6.90
R4	Actual	1.12%	$1,000.00	$1,146.34	$5.96
	Hypothetical (h)	1.12%	$1,000.00	$1,019.24	$5.61
R6	Actual	1.05%	$1,000.00	$1,146.83	$5.59
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

4/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.7%

Issuer	Shares/Par	Value ($)
Aerospace - 1.7%
United Technologies Corp.	53,727	$7,662,007

Airlines - 1.1%
Aena S.A.	26,082	$4,837,078

Alcoholic Beverages - 4.0%
Ambev S.A., ADR	876,428	$4,127,976
Diageo PLC	94,766	3,995,793
Kweichow Moutai Co. Ltd.	34,219	4,947,350
Pernod Ricard S.A.	28,979	5,049,317

		$18,120,436
Apparel Manufacturers - 6.7%
Adidas AG	26,551	$6,822,506
Burberry Group PLC	91,216	2,399,134
Compagnie Financiere Richemont S.A.	34,965	2,556,448
LVMH Moet Hennessy Louis Vuitton SE (l)	22,807	8,928,814
NIKE, Inc., “B”	64,214	5,639,916
VF Corp.	40,289	3,803,684

		$30,150,502
Broadcasting - 0.4%
Walt Disney Co.	11,708	$1,603,645

Brokerage & Asset Managers - 2.3%
Blackstone Group LP	197,374	$7,788,378
Charles Schwab Corp.	60,730	2,780,219

		$10,568,597
Business Services - 11.6%
Accenture PLC, “A”	54,859	$10,021,093
Brenntag AG	48,342	2,605,832
Cognizant Technology Solutions Corp., “A”	87,640	6,394,214
Compass Group PLC	111,181	2,527,002
Equifax, Inc.	23,012	2,898,361
Experian PLC	220,867	6,408,235
Fidelity National Information Services, Inc.	58,903	6,828,625
Fiserv, Inc. (a)	65,901	5,749,203
Intertek Group PLC	30,853	2,152,429

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
Verisk Analytics, Inc., “A”	48,007	$6,775,708

		$52,360,702
Cable TV - 1.7%
Comcast Corp., “A”	171,816	$7,479,150

Chemicals - 1.4%
PPG Industries, Inc.	52,316	$6,147,130

Computer Software - 3.3%
Dassault Systemes S.A.	5,178	$819,168
Microsoft Corp.	109,428	14,291,297

		$15,110,465
Computer Software - Systems - 1.3%
Apple, Inc.	29,459	$5,911,538

Construction - 1.1%
Sherwin-Williams Co.	11,281	$5,130,937

Consumer Products - 5.2%
Colgate-Palmolive Co.	61,091	$4,446,814
Estee Lauder Cos., Inc., “A”	32,226	5,536,749
Kose Corp.	7,000	1,304,695
L’Oréal S.A. (l)	14,812	4,071,880
Reckitt Benckiser Group PLC	99,059	8,004,847

		$23,364,985
Electrical Equipment - 3.1%
Amphenol Corp., “A”	50,864	$5,064,020
Fortive Corp.	50,161	4,330,901
Mettler-Toledo International, Inc. (a)	6,256	4,662,346

		$14,057,267
Electronics - 5.5%
Analog Devices, Inc.	50,105	$5,824,205
Samsung Electronics Co. Ltd.	83,471	3,276,245
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	214,200	9,386,244
Texas Instruments, Inc.	53,442	6,297,071

		$24,783,765
Food & Beverages - 3.8%
Chr. Hansen Holding A.S.	8,228	$839,327
Danone S.A. (l)	55,616	4,496,271

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - continued
Nestle S.A.	96,130	$9,250,254
PepsiCo, Inc.	21,286	2,725,673

		$17,311,525
Food & Drug Stores - 0.6%
Sundrug Co. Ltd.	95,500	$2,568,208

Gaming & Lodging - 1.9%
Marriott International, Inc., “A”	31,499	$4,297,094
Paddy Power Betfair PLC	52,166	4,413,427

		$8,710,521
General Merchandise - 1.7%
Dollarama, Inc.	214,165	$6,432,783
Lojas Renner S.A.	112,764	1,348,187

		$7,780,970
Health Maintenance Organizations - 0.6%
Cigna Corp.	18,119	$2,878,022

Insurance - 2.1%
Aon PLC	52,013	$9,369,622

Internet - 7.3%
Alibaba Group Holding Ltd., ADR (a)	37,222	$6,907,287
Alphabet, Inc., “A” (a)	13,831	16,582,816
Baidu, Inc., ADR (a)	30,111	5,005,351
Naver Corp.	44,816	4,584,610

		$33,080,064
Leisure & Toys - 1.1%
Electronic Arts, Inc. (a)	53,430	$5,057,150

Machinery & Tools - 3.3%
Daikin Industries Ltd.	43,800	$5,570,289
Nordson Corp.	52,446	7,654,494
Schindler Holding AG	7,860	1,695,498

		$14,920,281
Medical Equipment - 4.6%
Abbott Laboratories	74,410	$5,920,060
Danaher Corp.	26,902	3,562,901
Thermo Fisher Scientific, Inc.	26,851	7,449,810
Waters Corp. (a)	18,752	4,004,302

		$20,937,073

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Oil Services - 0.4%
Schlumberger Ltd.	39,458	$1,684,067

Other Banks & Diversified Financials - 5.9%
Credicorp Ltd.	16,064	$3,805,562
HDFC Bank Ltd.	196,043	6,531,924
Julius Baer Group Ltd.	59,158	2,851,799
Mastercard, Inc., “A”	21,840	5,552,602
Visa, Inc., “A”	49,628	8,160,332

		$26,902,219
Pharmaceuticals - 4.0%
Bayer AG	100,324	$6,677,138
Elanco Animal Health, Inc. (a)	130,675	4,116,262
Roche Holding AG	19,466	5,131,329
Zoetis, Inc.	21,401	2,179,478

		$18,104,207
Printing & Publishing - 1.7%
Moody’s Corp.	38,721	$7,613,323

Railroad & Shipping - 2.2%
Adani Ports and Special Economic Zone Ltd.	468,284	$2,644,602
Union Pacific Corp.	41,501	7,347,337

		$9,991,939
Restaurants - 1.2%
Starbucks Corp.	69,987	$5,436,590

Specialty Chemicals - 4.5%
Croda International PLC	62,656	$4,233,041
Ecolab, Inc.	29,986	5,519,823
Kansai Paint Co. Ltd.	267,700	5,100,030
Sika AG	23,444	3,589,248
Symrise AG	20,333	1,954,431

		$20,396,573
Specialty Stores - 1.4%
TJX Cos., Inc.	118,585	$6,507,945
Total Common Stocks (Identified Cost, $312,162,891)		$446,538,503

Investment Companies (h) - 0.9%
Money Market Funds - 0.9%
MFS Institutional Money Market Portfolio, 2.48% (v) (Identified Cost, $3,887,103)	3,887,541	$3,887,541

9

Portfolio of Investments (unaudited) – continued

Collateral for Securities Loaned - 2.9%

Issuer	Shares/Par	Value ($)
JPMorgan U.S. Government Money Market Fund, 2.36% (j) (Identified Cost, $13,000,866)	13,000,866	$13,000,866

Other Assets, Less Liabilities - (2.5)%		(11,143,563)
Net Assets - 100.0%		$452,283,347

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $3,887,541 and $459,539,369, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $12,542,255 of securities on loan (identified cost, $325,163,757)	$459,539,369
Investments in affiliated issuers, at value (identified cost, $3,887,103)	3,887,541
Cash	155,742
Foreign currency, at value (identified cost, $7,324)	7,361
Receivables for
Fund shares sold	1,126,481
Interest and dividends	1,472,019
Other assets	70,752
Total assets	$466,259,265

Liabilities
Payables for
Investments purchased	$181,326
Fund shares reacquired	518,327
Collateral for securities loaned, at value	13,000,866
Payable to affiliates
Investment adviser	22,412
Shareholder servicing costs	111,246
Distribution and service fees	2,666
Payable for independent Trustees’ compensation	2,354
Deferred country tax expense payable	79,173
Accrued expenses and other liabilities	57,548
Total liabilities	$13,975,918
Net assets	$452,283,347

Net assets consist of
Paid-in capital	$315,231,775
Total distributable earnings (loss)	137,051,572
Net assets	$452,283,347
Shares of beneficial interest outstanding	10,187,193

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$265,247,446	5,988,173	$44.30
Class B	5,183,376	135,832	38.16
Class C	10,829,744	287,451	37.68
Class I	66,776,306	1,470,090	45.42
Class R1	765,562	20,368	37.59
Class R2	2,184,315	51,055	42.78
Class R3	4,332,306	98,309	44.07
Class R4	1,139,534	25,687	44.36
Class R6	95,824,758	2,110,228	45.41

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $47.00 [100 / 94.25 x $44.30]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$3,459,263
Dividends from affiliated issuers	51,876
Income on securities loaned	36,060
Other	17,692
Foreign taxes withheld	(202,668)
Total investment income	$3,362,223
Expenses
Management fee	$1,595,982
Distribution and service fees	366,506
Shareholder servicing costs	180,493
Administrative services fee	29,496
Independent Trustees’ compensation	4,614
Custodian fee	28,763
Shareholder communications	17,699
Audit and tax fees	36,880
Legal fees	1,396
Miscellaneous	88,380
Total expenses	$2,350,209
Fees paid indirectly	(53)
Reduction of expenses by investment adviser and distributor	(29,019)
Net expenses	$2,321,137
Net investment income (loss)	$1,041,086

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $9 country tax)	$2,314,266
Affiliated issuers	19
Foreign currency	(17,058)
Net realized gain (loss)	$2,297,227
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $79,164 increase in deferred country tax)	$47,927,580
Affiliated issuers	349
Translation of assets and liabilities in foreign currencies	(3,627)
Net unrealized gain (loss)	$47,924,302
Net realized and unrealized gain (loss)	$50,221,529
Change in net assets from operations	$51,262,615

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/19 (unaudited)	Year ended 10/31/18

From operations
Net investment income (loss)	$1,041,086	$780,566
Net realized gain (loss)	2,297,227	15,278,002
Net unrealized gain (loss)	47,924,302	(6,881,338)
Change in net assets from operations	$51,262,615	$9,177,230
Total distributions to shareholders	$(15,275,084)	$(10,986,063)
Change in net assets from fund share transactions	$87,900,634	$33,347,433
Total change in net assets	$123,888,165	$31,538,600

Net assets
At beginning of period	328,395,182	296,856,582
At end of period	$452,283,347	$328,395,182

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/19		Year ended
Class A			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$40.55		$40.66	$32.89		$34.24	$34.44	$33.89

Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.09	$0.10	(c)	$0.05	$0.11	$0.12
Net realized and unrealized gain (loss)	5.50		1.27	8.21		0.49	1.16	1.57
Total from investment operations	$5.60		$1.36	$8.31		$0.54	$1.27	$1.69

Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.07)	$(0.02)		$(0.10)	$(0.10)	$(0.09)
From net realized gain	(1.81)		(1.40)	(0.52)		(1.79)	(1.37)	(1.05)
Total distributions declared to shareholders	$(1.85)		$(1.47)	$(0.54)		$(1.89)	$(1.47)	$(1.14)
Net asset value, end of period (x)	$44.30		$40.55	$40.66		$32.89	$34.24	$34.44
Total return (%) (r)(s)(t)(x)	14.51	(n)	3.38	25.70	(c)	1.91	3.92	5.21

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.39	(a)	1.39	1.38	(c)	1.46	1.45	1.45
Expenses after expense reductions (f)	1.36	(a)	1.37	1.33	(c)	1.43	1.44	1.44
Net investment income (loss)	0.48	(a)(l)	0.21	0.29	(c)	0.16	0.32	0.35
Portfolio turnover	10	(n)	22	27		28	26	27
Net assets at end of period (000 omitted)	$265,247		$214,801	$203,117		$173,456	$181,489	$185,254

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class B			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$35.28		$35.76	$29.18		$30.72	$31.18	$30.92

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$(0.20)	$(0.15	)(c)	$(0.17)	$(0.13)	$(0.13)
Net realized and unrealized gain (loss)	4.75		1.12	7.25		0.42	1.04	1.44
Total from investment operations	$4.69		$0.92	$7.10		$0.25	$0.91	$1.31

Less distributions declared to shareholders
From net investment income	$—		$—	$—		$—	$—	$—
From net realized gain	(1.81)		(1.40)	(0.52)		(1.79)	(1.37)	(1.05)
Total distributions declared to shareholders	$(1.81)		$(1.40)	$(0.52)		$(1.79)	$(1.37)	$(1.05)
Net asset value, end of period (x)	$38.16		$35.28	$35.76		$29.18	$30.72	$31.18
Total return (%) (r)(s)(t)(x)	14.07	(n)	2.58	24.78	(c)	1.13	3.12	4.44

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.14	(a)	2.14	2.13	(c)	2.21	2.20	2.20
Expenses after expense reductions (f)	2.12	(a)	2.13	2.08	(c)	2.19	2.19	2.19
Net investment income (loss)	(0.35	)(a)(l)	(0.55)	(0.46	)(c)	(0.60)	(0.43)	(0.41)
Portfolio turnover	10	(n)	22	27		28	26	27
Net assets at end of period (000 omitted)	$5,183		$5,020	$5,097		$4,823	$6,036	$6,903

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class C			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$34.85		$35.34	$28.85		$30.39	$30.86	$30.62

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$(0.20)	$(0.14	)(c)	$(0.17)	$(0.13)	$(0.13)
Net realized and unrealized gain (loss)	4.69		1.11	7.15		0.42	1.03	1.42
Total from investment operations	$4.64		$0.91	$7.01		$0.25	$0.90	$1.29

Less distributions declared to shareholders
From net investment income	$—		$—	$—		$—	$—	$—
From net realized gain	(1.81)		(1.40)	(0.52)		(1.79)	(1.37)	(1.05)
Total distributions declared to shareholders	$(1.81)		$(1.40)	$(0.52)		$(1.79)	$(1.37)	$(1.05)
Net asset value, end of period (x)	$37.68		$34.85	$35.34		$28.85	$30.39	$30.86
Total return (%) (r)(s)(t)(x)	14.10	(n)	2.58	24.75	(c)	1.15	3.12	4.42

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.13	(a)	2.14	2.13	(c)	2.21	2.20	2.20
Expenses after expense reductions (f)	2.12	(a)	2.13	2.08	(c)	2.19	2.19	2.19
Net investment income (loss)	(0.30	)(a)(l)	(0.55)	(0.45	)(c)	(0.59)	(0.43)	(0.41)
Portfolio turnover	10	(n)	22	27		28	26	27
Net assets at end of period (000 omitted)	$10,830		$8,857	$13,743		$13,109	$13,988	$13,431

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class I			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$41.58		$41.64	$33.68		$34.99	$35.18	$34.59

Income (loss) from investment operations
Net investment income (loss) (d)	$0.27		$0.19	$0.26	(c)	$0.10	$0.22	$0.20
Net realized and unrealized gain (loss)	5.52		1.29	8.34		0.53	1.15	1.61
Total from investment operations	$5.79		$1.48	$8.60		$0.63	$1.37	$1.81

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.14)	$(0.12)		$(0.15)	$(0.19)	$(0.17)
From net realized gain	(1.81)		(1.40)	(0.52)		(1.79)	(1.37)	(1.05)
Total distributions declared to shareholders	$(1.95)		$(1.54)	$(0.64)		$(1.94)	$(1.56)	$(1.22)
Net asset value, end of period (x)	$45.42		$41.58	$41.64		$33.68	$34.99	$35.18
Total return (%) (r)(s)(t)(x)	14.64	(n)	3.60	26.03	(c)	2.17	4.13	5.47

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	(a)	1.14	1.14	(c)	1.21	1.20	1.20
Expenses after expense reductions (f)	1.12	(a)	1.13	1.10	(c)	1.18	1.20	1.20
Net investment income (loss)	1.27	(a)(l)	0.44	0.70	(c)	0.30	0.61	0.59
Portfolio turnover	10	(n)	22	27		28	26	27
Net assets at end of period (000 omitted)	$66,776		$22,537	$17,272		$18,070	$5,920	$13,174

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class R1			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$34.78		$35.27	$28.79		$30.33	$30.80	$30.57

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)		$(0.20)	$(0.15	)(c)	$(0.17)	$(0.14)	$(0.14)
Net realized and unrealized gain (loss)	4.69		1.11	7.15		0.42	1.04	1.42
Total from investment operations	$4.62		$0.91	$7.00		$0.25	$0.90	$1.28

Less distributions declared to shareholders
From net investment income	$—		$—	$—		$—	$—	$—
From net realized gain	(1.81)		(1.40)	(0.52)		(1.79)	(1.37)	(1.05)
Total distributions declared to shareholders	$(1.81)		$(1.40)	$(0.52)		$(1.79)	$(1.37)	$(1.05)
Net asset value, end of period (x)	$37.59		$34.78	$35.27		$28.79	$30.33	$30.80
Total return (%) (r)(s)(t)(x)	14.07	(n)	2.59	24.77	(c)	1.15	3.13	4.39

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.14	(a)	2.14	2.13	(c)	2.21	2.20	2.20
Expenses after expense reductions (f)	2.13	(a)	2.13	2.09	(c)	2.19	2.20	2.20
Net investment income (loss)	(0.42	)(a)(l)	(0.56)	(0.47	)(c)	(0.59)	(0.45)	(0.44)
Portfolio turnover	10	(n)	22	27		28	26	27
Net assets at end of period (000 omitted)	$766		$862	$961		$801	$784	$687

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class R2			10/31/18	10/31/17		10/31/16	10/31/15		10/31/14
	(unaudited)
Net asset value, beginning of period	$39.24		$39.42	$31.97		$33.33	$33.55		$33.04

Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$(0.02)	$0.02	(c)	$(0.03)	$0.02		$0.03
Net realized and unrealized gain (loss)	5.33		1.24	7.95		0.48	1.13		1.53
Total from investment operations	$5.35		$1.22	$7.97		$0.45	$1.15		$1.56

Less distributions declared to shareholders
From net investment income	$—		$—	$—		$(0.02)	$(0.00	)(w)	$(0.00	)(w)
From net realized gain	(1.81)		(1.40)	(0.52)		(1.79)	(1.37)		(1.05)
Total distributions declared to shareholders	$(1.81)		$(1.40)	$(0.52)		$(1.81)	$(1.37)		$(1.05)
Net asset value, end of period (x)	$42.78		$39.24	$39.42		$31.97	$33.33		$33.55
Total return (%) (r)(s)(t)(x)	14.34	(n)	3.12	25.35	(c)	1.66	3.65		4.94

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.64	1.63	(c)	1.71	1.70		1.70
Expenses after expense reductions (f)	1.63	(a)	1.63	1.58	(c)	1.69	1.70		1.70
Net investment income (loss)	0.08	(a)(l)	(0.05)	0.05	(c)	(0.10)	0.06		0.10
Portfolio turnover	10	(n)	22	27		28	26		27
Net assets at end of period (000 omitted)	$2,184		$2,581	$2,887		$2,797	$3,083		$3,050

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class R3			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$40.33		$40.46	$32.73		$34.08	$34.29	$33.75

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.08	$0.10	(c)	$0.05	$0.11	$0.12
Net realized and unrealized gain (loss)	5.50		1.26	8.17		0.49	1.15	1.56
Total from investment operations	$5.57		$1.34	$8.27		$0.54	$1.26	$1.68

Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.07)	$(0.02)		$(0.10)	$(0.10)	$(0.09)
From net realized gain	(1.81)		(1.40)	(0.52)		(1.79)	(1.37)	(1.05)
Total distributions declared to shareholders	$(1.83)		$(1.47)	$(0.54)		$(1.89)	$(1.47)	$(1.14)
Net asset value, end of period (x)	$44.07		$40.33	$40.46		$32.73	$34.08	$34.29
Total return (%) (r)(s)(t)(x)	14.51	(n)	3.35	25.70	(c)	1.91	3.90	5.21

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.39	(a)	1.39	1.38	(c)	1.46	1.45	1.45
Expenses after expense reductions (f)	1.38	(a)	1.38	1.34	(c)	1.44	1.45	1.44
Net investment income (loss)	0.36	(a)(l)	0.19	0.28	(c)	0.16	0.31	0.34
Portfolio turnover	10	(n)	22	27		28	26	27
Net assets at end of period (000 omitted)	$4,332		$4,324	$4,791		$4,070	$3,664	$4,002

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class R4			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$40.66		$40.75	$32.96		$34.32	$34.52	$33.97

Income (loss) from investment operations
Net investment income (loss) (d)	$0.22		$0.19	$0.20	(c)	$0.13	$0.20	$0.21
Net realized and unrealized gain (loss)	5.43		1.27	8.21		0.48	1.16	1.56
Total from investment operations	$5.65		$1.46	$8.41		$0.61	$1.36	$1.77

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.15)	$(0.10)		$(0.18)	$(0.19)	$(0.17)
From net realized gain	(1.81)		(1.40)	(0.52)		(1.79)	(1.37)	(1.05)
Total distributions declared to shareholders	$(1.95)		$(1.55)	$(0.62)		$(1.97)	$(1.56)	$(1.22)
Net asset value, end of period (x)	$44.36		$40.66	$40.75		$32.96	$34.32	$34.52
Total return (%) (r)(s)(t)(x)	14.63	(n)	3.62	26.00	(c)	2.13	4.18	5.47

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	(a)	1.14	1.13	(c)	1.21	1.20	1.20
Expenses after expense reductions (f)	1.12	(a)	1.13	1.09	(c)	1.20	1.20	1.19
Net investment income (loss)	1.07	(a)(l)	0.46	0.55	(c)	0.41	0.58	0.62
Portfolio turnover	10	(n)	22	27		28	26	27
Net assets at end of period (000 omitted)	$1,140		$484	$559		$506	$703	$881

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class R6			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$41.59		$41.65	$33.68		$35.03	$35.20	$34.61

Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.23	$0.11	(c)	$0.16	$0.05	$0.23
Net realized and unrealized gain (loss)	5.63		1.30	8.51		0.49	1.36	1.60
Total from investment operations	$5.80		$1.53	$8.62		$0.65	$1.41	$1.83

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.19)	$(0.13)		$(0.21)	$(0.21)	$(0.19)
From net realized gain	(1.81)		(1.40)	(0.52)		(1.79)	(1.37)	(1.05)
Total distributions declared to shareholders	$(1.98)		$(1.59)	$(0.65)		$(2.00)	$(1.58)	$(1.24)
Net asset value, end of period (x)	$45.41		$41.59	$41.65		$33.68	$35.03	$35.20
Total return (%) (r)(s)(t)(x)	14.68	(n)	3.71	26.09	(c)	2.22	4.27	5.52

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.07	1.09	(c)	1.14	1.11	1.13
Expenses after expense reductions (f)	1.05	(a)	1.06	1.05	(c)	1.12	1.11	1.12
Net investment income (loss)	0.82	(a)(l)	0.53	0.28	(c)	0.48	0.14	0.66
Portfolio turnover	10	(n)	22	27		28	26	27
Net assets at end of period (000 omitted)	$95,825		$68,931	$48,429		$7,904	$7,864	$119

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Growth Fund (the fund) is a diversified series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be

24

Notes to Financial Statements (unaudited) – continued

valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires

25

Notes to Financial Statements (unaudited) – continued

judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$266,686,914	$—	$—	$266,686,914
United Kingdom	29,720,481	—	—	29,720,481
Switzerland	25,074,576	—	—	25,074,576
France	23,365,450	—	—	23,365,450
Germany	18,059,907	—	—	18,059,907
China	16,859,988	—	—	16,859,988
Japan	—	14,543,223	—	14,543,223
Taiwan	9,386,244	—	—	9,386,244
India	9,176,526	—	—	9,176,526
Other Countries	33,665,194	—	—	33,665,194
Mutual Funds	16,888,407	—	—	16,888,407
Total	$448,883,687	$14,543,223	$—	$463,426,910

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower

26

Notes to Financial Statements (unaudited) – continued

default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $12,542,255. The fair value of the fund’s investment securities on loan and a related liability of $13,000,866 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2019, is shown as a reduction of total expenses in the Statement of Operations.

27

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 10/31/18
Ordinary income (including any short-term capital gains)	$1,715,060
Long-term capital gains	9,271,003

Total distributions	$10,986,063

28

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/19

Cost of investments	$329,612,165
Gross appreciation	140,786,894

Gross depreciation	(6,972,149)
Net unrealized appreciation (depreciation)	$133,814,745

As of 10/31/18

Undistributed ordinary income	1,591,362
Undistributed long-term capital gain	13,678,196
Other temporary differences	(13,169)
Net unrealized appreciation (depreciation)	85,807,652

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 4/30/19	Year ended 10/31/18	Six months ended 4/30/19	Year ended 10/31/18
Class A	$207,708	$354,191	$9,603,168	$6,961,021
Class B	—	—	256,348	203,135
Class C	—	—	462,929	547,616
Class I	71,228	60,952	937,675	602,595
Class R1	—	—	45,061	38,118
Class R2	—	—	118,612	102,538
Class R3	2,124	8,672	192,064	168,847
Class R4	1,786	1,561	23,381	14,674
Class R6	286,166	226,664	3,066,834	1,695,479
Total	$569,012	$652,040	$14,706,072	$10,334,023

29

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.75%
In excess of $2 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2019, this management fee reduction amounted to $17,430, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2019 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

				Classes

A	B	C	I	R1	R2	R3	R4	R6
1.40%	2.15%	2.15%	1.15%	2.15%	1.65%	1.40%	1.15%	1.08%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 29, 2020. For the six months ended April 30, 2019, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $28,659 for the six months ended April 30, 2019, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

30

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$279,771
Class B	0.75%	0.25%	1.00%	1.00%	24,621
Class C	0.75%	0.25%	1.00%	1.00%	46,771
Class R1	0.75%	0.25%	1.00%	1.00%	4,148
Class R2	0.25%	0.25%	0.50%	0.50%	5,827
Class R3	—	0.25%	0.25%	0.25%	5,368
Total Distribution and Service Fees					$366,506

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2019, this rebate amounted to $11,468, $85, and $36 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2019, were as follows:

Amount
Class A	$295
Class B	1,837
Class C	617

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2019, the fee was $43,503, which equated to 0.0245% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $136,990.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

31

Notes to Financial Statements (unaudited) – continued

services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2019 was equivalent to an annual effective rate of 0.0166% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $591 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2019. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $2,342 at April 30, 2019, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2019, the fee paid by the fund under this agreement was $296 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On March 19, 2018, MFS redeemed 5,985 shares of Class I for an aggregate amount of $256,087. On September 25, 2018, MFS purchased 2,886 shares of Class I for an aggregate amount of $130,211. On March 19, 2019, MFS purchased 14,631 shares of Class I for an aggregate amount of $634,678.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended April 30, 2019, the

32

Notes to Financial Statements (unaudited) – continued

fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $42,703 and $236,394, respectively. The sales transactions resulted in net realized gains (losses) of $(44,063).

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended April 30, 2019, this reimbursement amounted to $11,414, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended April 30, 2019, purchases and sales of investments, other than short-term obligations, aggregated $109,164,224 and $35,652,466, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/19		Year ended 10/31/18

	Shares	Amount	Shares	Amount
Shares sold
Class A	791,257	$33,054,938	761,076	$31,857,704
Class B	6,336	221,358	26,412	968,510
Class C	53,515	1,831,263	100,153	3,630,095
Class I	1,054,292	45,507,436	343,227	14,792,963
Class R1	976	32,956	1,530	55,008
Class R2	2,124	81,147	6,511	264,383
Class R3	3,663	146,983	17,081	711,461
Class R4	14,190	607,751	6,697	285,936
Class R6	570,631	23,782,884	736,420	31,692,138
	2,496,984	$105,266,716	1,999,107	$84,258,198

Shares issued to shareholders in reinvestment of distributions
Class A	241,608	$9,260,845	170,362	$6,840,045
Class B	7,631	252,743	5,710	200,771
Class C	13,751	449,672	15,296	531,387
Class I	25,167	988,571	14,922	613,141
Class R1	1,381	45,061	1,100	38,118
Class R2	2,925	108,398	2,445	95,212
Class R3	5,091	194,188	4,445	177,519
Class R4	656	25,167	404	16,235
Class R6	73,707	2,893,012	37,486	1,539,184
	371,917	$14,217,657	252,170	$10,051,612

33

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/19		Year ended 10/31/18

	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(342,243)	$(13,755,461)	(629,321)	$(26,388,498)
Class B	(20,425)	(705,954)	(32,394)	(1,192,076)
Class C	(33,942)	(1,157,156)	(250,222)	(8,975,856)
Class I	(151,340)	(6,212,874)	(231,013)	(9,802,052)
Class R1	(6,779)	(238,557)	(5,079)	(183,169)
Class R2	(19,766)	(757,937)	(16,419)	(680,263)
Class R3	(17,652)	(734,396)	(32,744)	(1,354,403)
Class R4	(1,052)	(43,361)	(8,917)	(378,673)
Class R6	(191,566)	(7,978,043)	(279,093)	(12,007,387)
	(784,765)	$(31,583,739)	(1,485,202)	$(60,962,377)

Net change
Class A	690,622	$28,560,322	302,117	$12,309,251
Class B	(6,458)	(231,853)	(272)	(22,795)
Class C	33,324	1,123,779	(134,773)	(4,814,374)
Class I	928,119	40,283,133	127,136	5,604,052
Class R1	(4,422)	(160,540)	(2,449)	(90,043)
Class R2	(14,717)	(568,392)	(7,463)	(320,668)
Class R3	(8,898)	(393,225)	(11,218)	(465,423)
Class R4	13,794	589,557	(1,816)	(76,502)
Class R6	452,772	18,697,853	494,813	21,223,935
	2,084,136	$87,900,634	766,075	$33,347,433

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2019, the fund’s commitment fee and interest expense were $1,023 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

34

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,918,607	$89,760,589	$89,792,023	$19	$349	$3,887,541

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$51,876	$—

35

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

36

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

April 30, 2019

MFS® Strategic Income Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

MFO-SEM

MFS® Strategic Income Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Markets experienced a bout of volatility in late 2018 as a result of higher interest rates, international trade friction, and geopolitical uncertainty surrounding issues such as

Brexit. Those concerns dissipated in the early months of 2019 due to the more dovish posture of the U.S. Federal Reserve and other global central banks, reported progress toward a trade pact between the United States and China, and action against a no-deal Brexit by the British Parliament. However, a last-minute breakdown in negotiations between the U.S. and China derailed the market’s momentum and increased concerns over the future pace of global growth. Compounding Brexit uncertainty was the resignation of British Prime Minister Theresa May, potentially ushering in a harder form of Brexit than she had advocated. U.S. equities have continued to outperform their global peers due in part to fiscal stimulus undertaken in late 2017 and early 2018, which contributed to the continuation of relatively healthy levels of U.S. economic output against a backdrop of slower global growth. Inflation remains largely subdued globally, which is encouraging for asset markets. Rising incomes in many developed and emerging markets are supportive of gains in consumption, though a challenging environment for global trade has hindered manufacturing in most regions.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

June 17, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	35.0%
High Yield Corporates	22.4%
U.S. Treasury Securities	19.8%
Commercial Mortgage-Backed Securities	10.8%
Collateralized Debt Obligations	10.5%
Emerging Markets Bonds	8.7%
Asset-Backed Securities	4.2%
Municipal Bonds	1.3%
Non-U.S. Government Bonds	0.6%
Mortgage-Backed Securities	0.4%
Residential Mortgage-Backed Securities	0.3%

Composition including fixed income credit quality (a)(i)
AAA	8.2%
AA	5.9%
A	18.2%
BBB	28.2%
BB	14.6%
B	11.5%
CCC	1.2%
CC	0.1%
C (o)	0.0%
U.S. Government	1.1%
Federal Agencies	0.4%
Not Rated	24.6%
Non-Fixed Income (o)	0.0%
Cash & Cash Equivalents	4.7%
Other	(18.7)%

Portfolio facts (i)
Average Duration (d)	5.9
Average Effective Maturity (m)	7.9 yrs.

Portfolio Composition – continued

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of April 30, 2019.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2018 through April 30, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2018 through April 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/18	Ending Account Value 4/30/19	Expenses Paid During Period (p) 11/01/18-4/30/19
A	Actual	1.04%	$1,000.00	$1,060.58	$5.31
	Hypothetical (h)	1.04%	$1,000.00	$1,019.64	$5.21
B	Actual	1.80%	$1,000.00	$1,057.03	$9.18
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
C	Actual	1.80%	$1,000.00	$1,057.10	$9.18
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
I	Actual	0.80%	$1,000.00	$1,061.97	$4.09
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
R6	Actual	0.71%	$1,000.00	$1,062.34	$3.63
	Hypothetical (h)	0.71%	$1,000.00	$1,021.27	$3.56

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

4/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 94.5%

Issuer	Shares/Par	Value ($)
Aerospace - 0.5%
TransDigm, Inc., 6.375%, 6/15/2026	$1,500,000	$1,503,750

Asset-Backed & Securitized - 25.7%
A Voce CLO Ltd., 2014-1A, “BR”, FLR, 4.747% (LIBOR - 3mo. + 2.15%), 7/15/2026 (n)	$1,710,000	$1,706,542
Allegro CLO Ltd., 2014-1RA, “C”, FLR, 5.591% (LIBOR - 3mo. + 3%), 10/21/2028 (z)	1,250,000	1,225,021
Allegro CLO Ltd., 2015-1X, “CR”, FLR, 4.23% (LIBOR - 3mo. + 1.65%), 7/25/2027 (z)	850,000	835,026
ALM Loan Funding CLO, 2015-16A, “BR2”, FLR, 4.497% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)	1,740,000	1,724,319
Arbor Realty CLO Ltd., 2018-FL1, “A”, FLR, 3.623% (LIBOR - 1mo. + 1.15%), 6/15/2028 (n)	1,740,000	1,740,538
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 3.841% (LIBOR - 3mo.+ 1.25%), 1/20/2028 (n)	1,750,000	1,718,546
Bancorp Commercial Mortgage Trust, 2018-CR3, “D”, FLR, 5.173% (LIBOR - 1mo. + 2.7%), 1/15/2033 (z)	1,751,843	1,751,844
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 3.573% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	841,000	836,878
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 4.573% (LIBOR - 1mo. + 2.1%), 9/15/2035 (z)	1,300,000	1,303,029
Bancorp Commercial Mortgage Trust, 2019-CRE5, “D”, FLR, 4.823% (LIBOR - 1mo. + 2.35%), 3/15/2036 (z)	1,720,000	1,720,000
Bayview Financial Revolving Mortgage Loan Trust, FLR, 4.079% (LIBOR - 1mo. + 1.6%), 12/28/2040 (z)	194,207	182,960
BDS Ltd., 2018-FL2, “C”, FLR, 4.324% (LIBOR - 1mo. + 1.85%), 8/15/2035 (z)	1,300,000	1,301,632
BSPRT, 2017-FL2 Issuer Ltd., “C”, FLR, 4.623% (LIBOR - 1mo. + 2.15%), 10/15/2034 (n)	1,250,000	1,250,786
Business Jet Securities LLC, 2018-1, “C”, 7.748%, 2/15/2033 (z)	584,270	596,807
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	1,285,000	1,281,157
Commercial Mortgage Pass-Through Certificates, 2017-BNK8, “A3”, 3.229%, 11/15/2050	1,750,000	1,758,286
Commercial Mortgage Pass-Through Certificates, 2018-BNK10, “A5”, 3.688%, 2/15/2061	1,750,000	1,812,814
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	1,805,893	1,883,239

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	$1,750,000	$1,790,455
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)	622,751	622,051
Crest Ltd., CDO, 7%,(0.001% cash or 7% PIK) 1/28/2040 (a)(p)	641,837	29,845
Cutwater Ltd., 2015-IA, “BR”, FLR, 4.397% (LIBOR - 3mo. + 1.8%), 1/15/2029 (z)	1,500,000	1,495,039
Drive Auto Receivables Trust, 2017-1, “C”, 2.84%, 4/15/2022	381,962	382,083
DT Auto Owner Trust, 2017-2A, “C”, 3.03%, 1/17/2023 (n)	924,020	924,223
DT Auto Owner Trust, 2018-2A, “C”, 3.67%, 3/15/2024 (n)	552,000	556,586
Exantas Capital Corp. CLO Ltd., 2018-RS06, “B”, FLR, 3.624% (LIBOR - 1mo. + 1.15%), 6/15/2035 (n)	1,740,000	1,740,049
Falcon Franchise Loan LLC, 8.45%, 1/05/2023 (i)(z)	44,334	1,722
Figueroa CLO Ltd., 2014-1A, “DR”, FLR, 5.847% (LIBOR - 3mo. + 3.25%), 1/15/2027 (z)	1,250,000	1,247,885
Flagship CLO, 2014-8A, “BRR”, FLR, 4.001% (LIBOR - 3mo. + 1.4%), 1/16/2026 (z)	1,578,052	1,566,805
Flatiron CLO Ltd., 2015-1A, “CR”, FLR, 4.497% (LIBOR - 3mo. + 1.9%), 4/15/2027 (n)	1,740,000	1,719,623
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022 (n)	1,740,000	1,729,784
Hunt CRE Ltd., 2018-FL2, “D”, FLR, 5.223% (LIBOR - 1mo. + 2.75%), 8/15/2028 (z)	1,300,000	1,299,187
Invitation Homes Trust, 2018-SFR1, “C”, FLR, 3.724% (LIBOR - 1mo. + 1.25%), 3/17/2037 (z)	870,000	867,572
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	769,436	782,672
KKR Real Estate Financial Trust, Inc. Ltd., 2018-FL1, “D”, FLR, 5.023% (LIBOR - 1mo. + 2.55%), 6/15/2036 (z)	1,295,000	1,307,147
LoanCore Ltd., 2018-CRE1, “C”, FLR, 5.022% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	1,740,000	1,746,519
Magnetite CLO Ltd., 2015-16A, “DR”, FLR, 4.751% (LIBOR -3mo. + 2.15%), 1/18/2028 (z)	500,000	475,895
Man GLG U.S. CLO 2018-2 Ltd., 2018-2A, “BR”, FLR, 5.046% (LIBOR - 3mo. + 2.45%), 10/15/2028	1,250,000	1,246,201
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	1,611,527	1,651,001
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	1,050,279	1,075,520
Navistar Financial Dealer Note Master Owner Trust II, 2018-1, FLR, 4.027% (LIBOR - 1mo. + 1.55%), 9/25/2023 (z)	1,731,000	1,734,321
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 4.191% (LIBOR - 3mo. + 1.6%), 4/20/2027 (n)	1,750,000	1,688,279

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	$1,475,000	$1,473,517
NextGear Floorplan Master Owner Trust, 2018-1A, “B”, 3.57%, 2/15/2023 (z)	800,000	805,160
Oaktree CLO Ltd., 2014-2A, “BR”, FLR, 5.141% (LIBOR - 3mo. + 2.55%), 10/20/2026 (n)	1,700,000	1,698,468
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 3.947% (LIBOR - 3mo. + 1.35%), 7/15/2027 (z)	1,500,000	1,487,427
Parallel Ltd., 2015-1A, “DR”, FLR, 5.141% (LIBOR - 3mo. + 2.55%), 7/20/2027 (n)	1,750,000	1,698,328
Race Point CLO Ltd., 2013-8A, “CR”, FLR, 5.144% (LIBOR - 3mo. + 2.5%), 2/20/2030 (n)	1,700,000	1,674,424
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	1,286,000	1,284,992
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	134,711	134,246
UBS Commercial Mortgage Trust 2017-C8, “A4”, 3.983%, 2/15/2051	1,750,000	1,838,571
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	1,748,753	1,777,037
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	1,750,000	1,793,185
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A4”, 3.374%, 3/15/2050	1,970,000	1,997,451
West CLO Ltd., 2014-1A, “CR”, FLR, 5.601% (LIBOR - 3mo. + 3%), 7/18/2026 (n)	1,740,000	1,727,203

		$71,699,897
Automotive - 1.2%
Allison Transmission, Inc., 5%, 10/01/2024 (n)	$1,500,000	$1,517,130
General Motors Co., 4.2%, 10/01/2027	1,757,000	1,752,092

		$3,269,222
Broadcasting - 2.1%
Fox Corp., 4.709%, 1/25/2029 (n)	$330,000	$355,042
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030	1,500,000	1,552,500
Netflix, Inc., 5.875%, 11/15/2028	1,500,000	1,582,500
Time Warner, Inc., 3.8%, 2/15/2027	701,000	705,084
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)	1,500,000	1,533,750

		$5,728,876
Brokerage & Asset Managers - 1.5%
Charles Schwab Corp., 3.2%, 1/25/2028	$1,522,000	$1,515,446
E*TRADE Financial Corp., 4.5%, 6/20/2028	1,958,000	2,001,436

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Brokerage & Asset Managers - continued
Raymond James Financial, Inc., 4.95%, 7/15/2046	$658,000	$691,239

		$4,208,121
Building - 2.4%
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)	$1,500,000	$1,545,000
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	1,054,000	1,098,781
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	1,057,000	1,017,763
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	1,500,000	1,520,625
Standard Industries, Inc., 6%, 10/15/2025 (n)	1,500,000	1,565,940

		$6,748,109
Business Services - 0.4%
Travelport Worldwide Ltd., 6%, 3/15/2026 (n)	$945,000	$1,015,875

Cable TV - 2.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	$1,500,000	$1,566,750
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	1,500,000	1,545,195
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	1,600,000	1,588,000
Time Warner Cable, Inc., 4.5%, 9/15/2042	1,279,000	1,140,825

		$5,840,770
Chemicals - 1.1%
OCI N.V., 6.625%, 4/15/2023 (n)	$1,500,000	$1,562,250
SPCM S.A., 4.875%, 9/15/2025 (n)	1,500,000	1,466,250

		$3,028,500
Computer Software - 1.2%
Dell Investments LLC/EMC Corp., 5.3%, 10/01/2029 (n)	$1,388,000	$1,430,750
Microsoft Corp., 3.125%, 11/03/2025	446,000	455,678
Microsoft Corp., 4.25%, 2/06/2047	1,279,000	1,400,545

		$3,286,973
Computer Software - Systems - 0.5%
Apple, Inc., 4.25%, 2/09/2047	$1,355,000	$1,429,560

Conglomerates - 1.6%
United Technologies Corp., 4.125%, 11/16/2028	$2,803,000	$2,924,042
Wabtec Corp., 4.95%, 9/15/2028	1,428,000	1,471,414

		$4,395,456
Construction - 0.6%
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)	$433,000	$66,032
Mattamy Group Corp., 6.5%, 10/01/2025 (n)	1,500,000	1,526,250

		$1,592,282

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Consumer Products - 2.0%
Energizer Holdings, Inc., 6.375%, 7/15/2026 (n)	$1,500,000	$1,548,281
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	921,000	945,155
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	3,256,000	3,191,744

		$5,685,180
Consumer Services - 0.9%
Priceline Group, Inc., 3.55%, 3/15/2028	$1,679,000	$1,695,554
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2026 (n)	307,000	210,869
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2029 (n)	889,000	508,983
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2031 (n)	307,000	162,028

		$2,577,434
Containers - 1.1%
ARD Finance S.A., 7.125%, 9/15/2023	$1,500,000	$1,501,875
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	1,500,000	1,524,375

		$3,026,250
Electrical Equipment - 0.5%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$1,500,000	$1,402,500

Electronics - 1.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	$1,525,000	$1,405,531
Broadcom, Inc., 4.75%, 4/15/2029 (z)	947,000	940,869
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	1,500,000	1,593,750

		$3,940,150
Emerging Market Quasi-Sovereign - 2.0%
Empresa de Transmision Electrica S.A., 5.125%, 5/02/2049 (z)	$689,000	$705,157
JSC Development Bank of the Republic of Belarus , 6.75%, 5/02/2024 (z)	1,245,000	1,251,324
Petrobras Global Finance B.V., 6.9%, 3/19/2049	637,000	636,204
Power Finance Corp. Ltd., 5.25%, 8/10/2028	662,000	690,588
Saudi Arabian Oil Co., 4.25%, 4/16/2039 (n)	770,000	752,913
Southern Gas Corridor CJSC, 6.875%, 3/24/2026 (n)	1,242,000	1,400,705

		$5,436,891

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Sovereign - 5.7%
Arab Republic of Egypt, 7.6%, 3/01/2029 (n)		$1,103,000	$1,111,493
Arab Republic of Egypt, 6.375%, 4/11/2031 (n)	EUR	661,000	729,886
Republic of Angola, 8.25%, 5/09/2028		$1,311,000	1,370,695
Republic of Croatia, 5.5%, 4/04/2023		641,000	693,908
Republic of Gabon, 6.95%, 6/16/2025		715,000	696,267
Republic of Ghana, 8.125%, 3/26/2032 (n)		809,000	801,719
Republic of Indonesia, 8.375%, 3/15/2034	IDR	19,048,000,000	1,350,069
Republic of Namibia, 5.25%, 10/29/2025		$700,000	678,580
Republic of Panama, 3.75%, 4/17/2026		698,000	699,745
Republic of Philippines, 8%, 7/19/2031	PHP	61,515,000	1,382,657
Republic of Romania, 3.375%, 2/08/2038	EUR	1,276,000	1,399,238
Republic of South Africa, 8.25%, 3/31/2032	ZAR	11,120,318	712,806
Republic of South Africa, 6.5%, 2/28/2041		12,309,000	609,212
Socialist Republic of Vietnam, 4.8%, 11/19/2024		$1,507,000	1,580,594
State of Qatar, 5.103%, 4/23/2048		1,273,000	1,420,986
State of Qatar, 4.817%, 3/14/2049 (n)		684,000	734,445

			$15,972,300
Energy - Independent - 1.2%
Canadian Oil Sands Co., 7.75%, 5/15/2019 (n)		$874,000	$875,315
Canadian Oil Sands Co., 4.5%, 4/01/2022 (n)		822,000	841,816
Jagged Peak Energy LLC, 5.875%, 5/01/2026		1,500,000	1,507,500

			$3,224,631
Energy - Integrated - 0.9%
Eni S.p.A., 4%, 9/12/2023 (n)		$892,000	$914,390
Shell International Finance B.V., 2.875%, 5/10/2026		1,513,000	1,500,531

			$2,414,921
Engineering - Construction - 0.5%
Vinci S.A., 3.75%, 4/10/2029 (z)		$1,507,000	$1,530,458

Entertainment - 0.5%
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)		$1,500,000	$1,500,000

Financial Institutions - 1.0%
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023		$1,500,000	$1,554,840
GE Capital International Funding Co., 4.418%, 11/15/2035		1,280,000	1,198,884

			$2,753,724
Food & Beverages - 3.5%
Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048		$874,509	$832,288
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/2039		1,162,000	1,266,848
Conagra Brands, Inc., 4.6%, 11/01/2025		1,807,000	1,909,693

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - continued
Constellation Brands, Inc., 4.4%, 11/15/2025	$2,005,000	$2,118,784
General Mills, Inc., 4.55%, 4/17/2038	463,000	466,496
Pilgrim’s Pride Corp., 5.75%, 3/15/2025 (n)	400,000	406,000
Pilgrim’s Pride Corp., 5.875%, 9/30/2027 (n)	1,100,000	1,135,750
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	1,500,000	1,533,750

		$9,669,609
Industrial - 0.5%
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	$1,500,000	$1,500,000

Insurance - 0.9%
American International Group, Inc., 3.9%, 4/01/2026	$1,706,000	$1,725,939
American International Group, Inc., 4.7%, 7/10/2035	355,000	361,134
American International Group, Inc., 4.5%, 7/16/2044	315,000	307,601

		$2,394,674
Insurance - Property & Casualty - 1.2%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$1,580,000	$1,567,986
Marsh & McLennan Cos., Inc., 4.2%, 3/01/2048	1,723,000	1,716,898

		$3,284,884
International Market Quasi-Sovereign - 0.5%
Dexia Credit Local S.A., 2.25%, 2/18/2020 (n)	$1,530,000	$1,526,228

Machinery & Tools - 0.4%
CNH Industrial Capital LLC, 3.85%, 11/15/2027	$1,025,000	$979,896

Major Banks - 7.8%
Bank of America Corp., 2.151%, 11/09/2020	$790,000	$783,606
Bank of America Corp., 4.125%, 1/22/2024	568,000	595,187
Bank of America Corp., 3.248%, 10/21/2027	4,264,000	4,181,942
Bank of America Corp., 4.271% to 7/23/2028, FLR (LIBOR -3mo. + 1.31%) to 7/23/2029	579,000	605,158
Bank of New York Mellon Corp., 3.5%, 4/28/2023	1,900,000	1,948,234
Barclays PLC, 4.375%, 1/12/2026	1,325,000	1,345,177
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	299,000	324,390
Credit Suisse Group AG, 3.869%, 1/12/2029 (n)	1,361,000	1,349,354
ING Bank N.V., 5.8%, 9/25/2023 (n)	1,344,000	1,467,498
JPMorgan Chase & Co., 3.125%, 1/23/2025	1,625,000	1,626,257
JPMorgan Chase & Co., 3.882% to 7/24/2037, FLR (LIBOR -3mo. + 1.36%) to 7/24/2038	1,731,000	1,709,088
Morgan Stanley, 3.625%, 1/20/2027	2,043,000	2,062,590

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Royal Bank of Scotland Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	$1,385,000	$1,412,002
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	2,105,000	2,191,970

		$21,602,453
Medical & Health Technology & Services - 2.3%
Avantor, Inc., 9%, 10/01/2025 (n)	$1,000,000	$1,087,500
Becton, Dickinson and Co., 3.734%, 12/15/2024	2,041,000	2,073,997
Encompass Health Corp., 5.75%, 9/15/2025	1,500,000	1,539,720
HCA, Inc., 5.375%, 2/01/2025	1,750,000	1,841,875

		$6,543,092
Medical Equipment - 1.1%
Abbott Laboratories, 4.75%, 11/30/2036	$1,295,000	$1,441,409
Teleflex, Inc., 4.875%, 6/01/2026	1,500,000	1,530,000

		$2,971,409
Metals & Mining - 1.8%
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023	$1,125,000	$1,113,750
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	375,000	352,031
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	953,000	973,537
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	1,170,000	1,127,267
Novelis Corp., 5.875%, 9/30/2026 (n)	1,500,000	1,524,375

		$5,090,960
Midstream - 1.8%
EnLink Midstream Partners LP, 4.4%, 4/01/2024	$1,500,000	$1,488,750
MPLX LP, 4.5%, 4/15/2038	2,200,000	2,109,966
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	1,500,000	1,522,500

		$5,121,216
Mortgage-Backed - 0.4%
Fannie Mae, 5.5%, 7/01/2019 - 11/01/2036	$68,036	$74,608
Fannie Mae, 6.5%, 5/01/2031	19,895	22,651
Fannie Mae, 6%, 11/01/2034	178,019	199,145
Freddie Mac, 4.224%, 3/25/2020	787,151	794,858
Freddie Mac, 1.017%, 4/25/2024 (i)	99,098	3,494

		$1,094,756
Municipals - 1.3%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	$2,500,000	$2,198,600
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.5%, 7/01/2034	52,000	52,752

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Municipals - continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	$26,000	$25,482
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	192,000	183,379
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	484,000	477,011
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., (taxable), “2019A-2”, 4.55%, 7/01/2040	265,000	235,850
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., (taxable), “2019A-2”, 4.75%, 7/01/2053	8,000	6,933
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., (taxable), “2019A-2”, 5%, 7/01/2058	106,000	93,609
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	29,000	24,366
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	50,000	37,485
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	49,000	32,799
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	63,000	37,557
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	70,000	37,389
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	670,000	153,839
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2051	546,000	93,568

		$3,690,619
Network & Telecom - 0.8%
AT&T, Inc., 5.45%, 3/01/2047	$1,961,000	$2,149,188

Oils - 1.2%
Marathon Petroleum Corp., 3.8%, 4/01/2028 (n)	$1,825,000	$1,814,486
Parkland Fuel Corp., 6%, 4/01/2026 (n)	1,500,000	1,526,250

		$3,340,736
Other Banks & Diversified Financials - 0.9%
Compass Bank, 2.875%, 6/29/2022	$1,931,000	$1,921,188
Kazkommertsbank JSC, 5.5%, 12/21/2022	506,244	507,189

		$2,428,377

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Pharmaceuticals - 0.8%
Actavis Funding SCS, 3.8%, 3/15/2025	$1,206,000	$1,219,169
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (n)	1,000,000	1,011,250

		$2,230,419
Real Estate - Healthcare - 0.5%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	$1,500,000	$1,503,750

Supranational - 0.5%
Corporacion Andina de Fomento, 4.375%, 6/15/2022	$1,290,000	$1,338,052

Telecommunications - Wireless - 2.5%
American Tower Corp., REIT, 3.55%, 7/15/2027	$2,165,000	$2,133,371
American Tower Corp., REIT, 3.6%, 1/15/2028	875,000	862,840
SBA Communications Corp., 4.875%, 9/01/2024	1,500,000	1,523,456
SBA Tower Trust, 2.898%, 10/15/2044 (n)	1,061,000	1,059,940
Sprint Corp., 7.125%, 6/15/2024	1,500,000	1,503,281

		$7,082,888
Tobacco - 0.5%
Altria Group, Inc., 4.8%, 2/14/2029	$1,385,000	$1,439,168

Transportation - Services - 0.9%
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	$1,733,000	$1,765,666
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/2027	759,000	679,312

		$2,444,978
U.S. Treasury Obligations - 1.1%
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	$3,392,000	$3,130,180

Utilities - Electric Power - 2.7%
Clearway Energy Operating LLC, 5.75%, 10/15/2025 (n)	$1,500,000	$1,533,750
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	2,476,000	2,384,914
Enel Finance International N.V., 4.875%, 6/14/2029 (n)	685,000	713,766
Firstenergy Corp., 4.85%, 7/15/2047	1,310,000	1,395,267
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	1,500,000	1,473,750

		$7,501,447
Total Bonds (Identified Cost, $260,138,234)		$263,270,809

Common Stocks - 0.0%
Energy - Independent - 0.0%
Frontera Energy Corp. (Identified Cost, $96,603)	5,520	$48,765

Portfolio of Investments (unaudited) – continued

Investment Companies (h) - 5.6%

Issuer	Shares/Par	Value ($)
Money Market Funds - 5.6%
MFS Institutional Money Market Portfolio, 2.48% (v) (Identified Cost, $15,439,460)	15,440,611	$15,440,612

Other Assets, Less Liabilities - (0.1)%		(298,989)
Net Assets - 100.0%		$278,461,197

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $15,440,612 and $263,319,574, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $97,854,288, representing 35.1% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Allegro CLO Ltd., 2014-1RA, “C”, FLR, 5.591% (LIBOR - 3mo. + 3%), 10/21/2028	8/22/18	$1,250,000	$1,225,021
Allegro CLO Ltd., 2015-1X, “CR”, FLR, 4.23% (LIBOR - 3mo. + 1.65%), 7/25/2027	3/06/19	840,578	835,026
Bancorp Commercial Mortgage Trust, 2018-CR3, “D”, FLR, 5.173% (LIBOR - 1mo. + 2.7%), 1/15/2033	3/13/18	1,751,843	1,751,844
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 4.573% (LIBOR - 1mo. + 2.1%), 9/15/2035	9/07/18	1,300,000	1,303,029
Bancorp Commercial Mortgage Trust, 2019-CRE5, “D”, FLR, 4.823% (LIBOR - 1mo. + 2.35%), 3/15/2036	3/08/19	1,720,000	1,720,000
Bayview Financial Revolving Mortgage Loan Trust, FLR, 4.079% (LIBOR - 1mo. + 1.6%), 12/28/2040	3/01/06	194,207	182,960
BDS Ltd., 2018-FL2, “C”, FLR, 4.324% (LIBOR - 1mo. + 1.85%), 8/15/2035	7/25/18	1,300,000	1,301,632

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Broadcom, Inc., 4.75%, 4/15/2029	3/29/19	$942,527	$940,869
Business Jet Securities LLC, 2018-1, “C”, 7.748%, 2/15/2033	2/21/18	584,264	596,807
Cutwater Ltd., 2015-IA, “BR”, FLR, 4.397% (LIBOR - 3mo. + 1.8%), 1/15/2029	10/15/18	1,500,000	1,495,039
Empresa de Transmision Electrica S.A., 5.125%, 5/02/2049	4/25/19	689,000	705,157
Falcon Franchise Loan LLC, 8.45%, 1/05/2023	1/18/02	1	1,722
Figueroa CLO Ltd., 2014-1A, “DR”, FLR, 5.847% (LIBOR - 3mo. + 3.25%), 1/15/2027	6/28/18	1,250,000	1,247,885
Flagship CLO, 2014-8A, “BRR”, FLR, 4.001% (LIBOR - 3mo. + 1.4%), 1/16/2026	2/07/19	1,568,458	1,566,805
Hunt CRE Ltd., 2018-FL2, “D”, FLR, 5.223% (LIBOR - 1mo. + 2.75%), 8/15/2028	8/03/18	1,300,000	1,299,187
Invitation Homes Trust, 2018-SFR1, “C”, FLR, 3.724% (LIBOR - 1mo. + 1.25%), 3/17/2037	1/26/18	870,000	867,572
JSC Development Bank of the Republic of Belarus , 6.75%, 5/02/2024	4/24/19	1,249,425	1,251,324
KKR Real Estate Financial Trust, Inc. Ltd., 2018-FL1, “D”, FLR, 5.023% (LIBOR - 1mo. + 2.55%), 6/15/2036	11/07/18	1,295,000	1,307,147
Magnetite CLO Ltd., 2015-16A, “DR”, FLR, 4.751% (LIBOR - 3mo. + 2.15%), 1/18/2028	1/18/18	500,000	475,895
Navistar Financial Dealer Note Master Owner Trust II, 2018-1, FLR, 4.027% (LIBOR - 1mo. + 1.55%), 9/25/2023	9/17/18	1,731,000	1,734,321
NextGear Floorplan Master Owner Trust, 2018-1A, “B”, 3.57%, 2/15/2023	3/06/18	799,943	805,160
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 3.947% (LIBOR - 3mo. + 1.35%), 7/15/2027	10/27/17	1,500,000	1,487,427
Vinci S.A., 3.75%, 4/10/2029	4/03/19	1,503,280	1,530,458
Total Restricted Securities			$25,632,287
% of Net assets			9.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
PHP	Philippine Peso
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 4/30/19

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
INR	48,805,000	USD	687,879	JPMorgan Chase Bank N.A.	6/10/2019	$10,250
PHP	2,057,000	USD	39,166	JPMorgan Chase Bank N.A.	7/10/2019	79
USD	2,869,179	EUR	2,528,356	Merrill Lynch International	7/12/2019	15,427
USD	694,107	IDR	9,843,822,000	JPMorgan Chase Bank N.A.	5/28/2019	5,472
USD	1,353,773	ZAR	19,198,528	JPMorgan Chase Bank N.A.	7/12/2019	23,274

						$54,502

Liability Derivatives
EUR	637,858	USD	725,085	Merrill Lynch International	7/12/2019	$(5,136)
MXN	774	USD	41	JPMorgan Chase Bank N.A.	7/12/2019	(0)
USD	683,129	IDR	9,868,489,000	JPMorgan Chase Bank N.A.	6/28/2019	(4,112)
USD	696,205	INR	48,804,000	JPMorgan Chase Bank N.A.	5/28/2019	(3,050)
USD	1,421,145	PHP	74,738,000	JPMorgan Chase Bank N.A.	7/10/2019	(4,747)

						$(17,045)

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives

Interest Rate Futures
U.S. Treasury Bond	Long	USD	18	$2,654,437	June - 2019	$52,809
U.S. Treasury Note 2 yr	Long	USD	285	60,707,227	June - 2019	148,714
U.S. Treasury Ultra Bond	Long	USD	93	15,278,156	June - 2019	130,704

						$332,227

Liability Derivatives

Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	56	$6,925,625	June - 2019	$(94,703)
U.S. Treasury Ultra Note 10 yr	Short	USD	149	19,635,406	June - 2019	(148,980)

						$(243,683)

At April 30, 2019, the fund had liquid securities with an aggregate value of $373,738 to cover any collateral or margin obligations for certain derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $260,234,837)	$263,319,574
Investments in affiliated issuers, at value (identified cost, $15,439,460)	15,440,612
Receivables for
Forward foreign currency exchange contracts	54,502
Net daily variation margin on open futures contracts	44,529
Investments sold	2,520
Fund shares sold	307,287
Interest	2,109,184
Receivable from investment adviser	966
Other assets	1,036
Total assets	$281,280,210
Liabilities
Payable to custodian	$27,886
Payables for
Distributions	41,734
Forward foreign currency exchange contracts	17,045
Investments purchased	1,938,425
Fund shares reacquired	635,335
Payable to affiliates
Shareholder servicing costs	113,878
Distribution and service fees	4,377
Payable for independent Trustees’ compensation	3,238
Accrued expenses and other liabilities	37,095
Total liabilities	$2,819,013
Net assets	$278,461,197
Net assets consist of
Paid-in capital	$287,091,069
Total distributable earnings (loss)	(8,629,872)
Net assets	$278,461,197
Shares of beneficial interest outstanding	42,578,735

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$194,472,935	29,703,465	$6.55
Class B	12,685,505	1,950,989	6.50
Class C	18,842,872	2,904,303	6.49
Class I	39,538,505	6,046,382	6.54
Class R6	12,921,380	1,973,596	6.55

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $6.84 [100 / 95.75 x $6.55]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$5,821,574
Dividends from affiliated issuers	95,247
Dividends	2,048
Foreign taxes withheld	(4,383)
Total investment income	$5,914,486
Expenses
Management fee	$826,602
Distribution and service fees	397,248
Shareholder servicing costs	182,632
Administrative services fee	24,020
Independent Trustees’ compensation	4,644
Custodian fee	15,333
Shareholder communications	18,112
Audit and tax fees	34,338
Legal fees	2,342
Miscellaneous	59,706
Total expenses	$1,564,977
Fees paid indirectly	(1,050)
Reduction of expenses by investment adviser and distributor	(75,973)
Net expenses	$1,487,954
Net investment income (loss)	$4,426,532

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(1,751,784)
Affiliated issuers	(1,586)
Futures contracts	174,057
Swap agreements	(169,766)
Forward foreign currency exchange contracts	67,851
Foreign currency	19,143
Net realized gain (loss)	$(1,662,085)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$13,089,782
Affiliated issuers	1,152
Futures contracts	405,950
Forward foreign currency exchange contracts	13,214
Translation of assets and liabilities in foreign currencies	(170)
Net unrealized gain (loss)	$13,509,928
Net realized and unrealized gain (loss)	$11,847,843
Change in net assets from operations	$16,274,375

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/19 (unaudited)	Year ended 10/31/18

From operations
Net investment income (loss)	$4,426,532	$9,604,965
Net realized gain (loss)	(1,662,085)	(8,306,326)
Net unrealized gain (loss)	13,509,928	(10,583,739)
Change in net assets from operations	$16,274,375	$(9,285,100)
Total distributions to shareholders	$(4,180,272)	$(9,220,288)
Change in net assets from fund share transactions	$(16,935,321)	$(46,129,617)
Total change in net assets	$(4,841,218)	$(64,635,005)

Net assets
At beginning of period	283,302,415	347,937,420
At end of period	$278,461,197	$283,302,415

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/19		Year ended
Class A			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$6.27		$6.64	$6.58		$6.41	$6.71	$6.74

Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.20	$0.21	(c)	$0.24	$0.23	$0.26
Net realized and unrealized gain (loss)	0.28		(0.38)	0.08		0.16	(0.28)	(0.00	)(w)
Total from investment operations	$0.38		$(0.18)	$0.29		$0.40	$(0.05)	$0.26

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.19)	$(0.23)		$(0.23)	$(0.24)	$(0.29)
From tax return of capital	—		—	—		—	(0.01)	—
Total distributions declared to shareholders	$(0.10)		$(0.19)	$(0.23)		$(0.23)	$(0.25)	$(0.29)
Net asset value, end of period (x)	$6.55		$6.27	$6.64		$6.58	$6.41	$6.71
Total return (%) (r)(s)(t)(x)	6.06	(n)	(2.77)	4.44	(c)	6.45	(0.72)	3.88

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.10	(a)	1.09	1.12	(c)	1.12	1.15	1.14
Expenses after expense reductions (f)(h)	1.04	(a)	1.04	1.04	(c)	1.05	1.05	1.05
Net investment income (loss)	3.25	(a)	3.04	3.18	(c)	3.68	3.44	3.84
Portfolio turnover	44	(n)	66	69		21	29	22
Net assets at end of period (000 omitted)	$194,473		$191,061	$207,268		$212,431	$215,070	$229,895

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class B			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$6.22		$6.60	$6.54		$6.36	$6.66	$6.69

Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.15	$0.16	(c)	$0.19	$0.18	$0.21
Net realized and unrealized gain (loss)	0.27		(0.39)	0.08		0.17	(0.28)	(0.00	)(w)
Total from investment operations	$0.35		$(0.24)	$0.24		$0.36	$(0.10)	$0.21

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.14)	$(0.18)		$(0.18)	$(0.19)	$(0.24)
From tax return of capital	—		—	—		—	(0.01)	—
Total distributions declared to shareholders	$(0.07)		$(0.14)	$(0.18)		$(0.18)	$(0.20)	$(0.24)
Net asset value, end of period (x)	$6.50		$6.22	$6.60		$6.54	$6.36	$6.66
Total return (%) (r)(s)(t)(x)	5.70	(n)	(3.63)	3.67	(c)	5.84	(1.50)	3.10

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.85	(a)	1.84	1.87	(c)	1.87	1.91	1.89
Expenses after expense reductions (f)(h)	1.80	(a)	1.80	1.80	(c)	1.80	1.80	1.80
Net investment income (loss)	2.49	(a)	2.28	2.48	(c)	2.96	2.73	3.13
Portfolio turnover	44	(n)	66	69		21	29	22
Net assets at end of period (000 omitted)	$12,686		$13,331	$18,387		$24,052	$28,420	$35,650

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class C			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$6.21		$6.58	$6.52		$6.35	$6.64	$6.67

Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.15	$0.16	(c)	$0.19	$0.18	$0.21
Net realized and unrealized gain (loss)	0.27		(0.38)	0.08		0.16	(0.27)	(0.01)
Total from investment operations	$0.35		$(0.23)	$0.24		$0.35	$(0.09)	$0.20

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.14)	$(0.18)		$(0.18)	$(0.19)	$(0.23)
From tax return of capital	—		—	—		—	(0.01)	—
Total distributions declared to shareholders	$(0.07)		$(0.14)	$(0.18)		$(0.18)	$(0.20)	$(0.23)
Net asset value, end of period (x)	$6.49		$6.21	$6.58		$6.52	$6.35	$6.64
Total return (%) (r)(s)(t)(x)	5.71	(n)	(3.55)	3.67	(c)	5.68	(1.36)	3.10

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.85	(a)	1.84	1.87	(c)	1.87	1.91	1.89
Expenses after expense reductions (f)(h)	1.80	(a)	1.80	1.80	(c)	1.80	1.80	1.80
Net investment income (loss)	2.49	(a)	2.26	2.48	(c)	2.97	2.74	3.14
Portfolio turnover	44	(n)	66	69		21	29	22
Net assets at end of period (000 omitted)	$18,843		$19,834	$32,196		$38,836	$43,826	$51,719

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class I			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$6.26		$6.63	$6.58		$6.40	$6.71	$6.74

Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.21	$0.22	(c)	$0.25	$0.24	$0.28
Net realized and unrealized gain (loss)	0.27		(0.38)	0.07		0.18	(0.28)	(0.01)
Total from investment operations	$0.38		$(0.17)	$0.29		$0.43	$(0.04)	$0.27

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.20)	$(0.24)		$(0.25)	$(0.26)	$(0.30)
From tax return of capital	—		—	—		—	(0.01)	—
Total distributions declared to shareholders	$(0.10)		$(0.20)	$(0.24)		$(0.25)	$(0.27)	$(0.30)
Net asset value, end of period (x)	$6.54		$6.26	$6.63		$6.58	$6.40	$6.71
Total return (%) (r)(s)(t)(x)	6.20	(n)	(2.54)	4.54	(c)	6.88	(0.63)	4.14

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.85	(a)	0.84	0.87	(c)	0.85	0.90	0.89
Expenses after expense reductions (f)(h)	0.80	(a)	0.80	0.80	(c)	0.80	0.80	0.80
Net investment income (loss)	3.48	(a)	3.25	3.30	(c)	3.86	3.68	4.07
Portfolio turnover	44	(n)	66	69		21	29	22
Net assets at end of period (000 omitted)	$39,539		$46,277	$90,086		$33,820	$14,826	$16,072

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/19		Year ended 10/31/18 (i)
Class R6
	(unaudited)
Net asset value, beginning of period	$6.27		$6.48

Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.15
Net realized and unrealized gain (loss)	0.28		(0.22)
Total from investment operations	$0.39		$(0.07)

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.14)
Net asset value, end of period (x)	$6.55		$6.27
Total return (%) (r)(s)(t)(x)	6.23	(n)	(1.03	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.77	(a)	0.72	(a)
Expenses after expense reductions (f)(h)	0.71	(a)	0.71	(a)
Net investment income (loss)	3.58	(a)	3.53	(a)
Portfolio turnover	44	(n)	66
Net assets at end of period (000 omitted)	$12,921		$12,798

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

For financial highlights through October 31, 2018, in addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, for the highlights through October 31, 2018, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, March 2, 2018, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Strategic Income Fund (the fund) is a diversified series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the

Notes to Financial Statements (unaudited) – continued

particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if

Notes to Financial Statements (unaudited) – continued

the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments,

Notes to Financial Statements (unaudited) – continued

such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$48,765	$—	$—	$48,765
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	3,130,180	—	3,130,180
Non-U.S. Sovereign Debt	—	24,273,472	—	24,273,472
Municipal Bonds	—	3,690,619	—	3,690,619
U.S. Corporate Bonds	—	119,161,471	—	119,161,471
Residential Mortgage-Backed Securities	—	1,962,327	—	1,962,327
Commercial Mortgage-Backed Securities	—	29,863,068	—	29,863,068
Asset-Backed Securities (including CDOs)	—	40,969,257	—	40,969,257
Foreign Bonds	—	40,220,415	—	40,220,415
Mutual Funds	15,440,612	—	—	15,440,612
Total	$15,489,377	$263,270,809	$—	$278,760,186

Other Financial Instruments
Futures Contracts – Assets	$332,227	$—	$—	$332,227
Futures Contracts – Liabilities	(243,683)	—	—	(243,683)
Forward Foreign Currency Exchange Contracts – Assets	—	54,502	—	54,502
Forward Foreign Currency Exchange Contracts – Liabilities	—	(17,045)	—	(17,045)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Notes to Financial Statements (unaudited) – continued

The derivative instruments used by the fund during the period were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2019 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)

Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$332,227	$(243,683)
Foreign Exchange	Forward Foreign Currency
	Exchange Contracts	54,502	(17,045)
Total		$386,729	$(260,728)

(a)

Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$174,057	$—	$—	$(21,337)
Foreign Exchange	—	—	67,851	—
Credit	—	(169,766)	—	—
Total	$174,057	$(169,766)	$67,851	$(21,337)

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$405,950	$—	$3,837
Foreign Exchange	—	13,214	—
Total	$405,950	$13,214	$3,837

Notes to Financial Statements (unaudited) – continued

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Notes to Financial Statements (unaudited) – continued

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit

Notes to Financial Statements (unaudited) – continued

risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.

For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of

Notes to Financial Statements (unaudited) – continued

collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all

Notes to Financial Statements (unaudited) – continued

or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate the counterparty credit risk on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Notes to Financial Statements (unaudited) – continued

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2019, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 10/31/18
Ordinary income (including any short-term capital gains)	$9,220,288

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/19

Cost of investments	$276,241,439
Gross appreciation	4,736,929

Gross depreciation	(2,218,182)
Net unrealized appreciation (depreciation)	$2,518,747

As of 10/31/18

Undistributed ordinary income	342,842
Capital loss carryforwards	(9,806,621)
Other temporary differences	(729,053)
Net unrealized appreciation (depreciation)	(10,531,143)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of October 31, 2018, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(2,098,319)
Long-Term	(7,708,302)
Total	$(9,806,621)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income

	Six months ended 4/30/19	Year ended 10/31/18
Class A	$2,903,370	$5,877,568
Class B	148,643	352,322
Class C	223,798	553,893
Class I	689,667	2,291,276
Class R6	214,794	145,229
Total	$4,180,272	$9,220,288

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.60%
In excess of $1 billion and up to $2.5 billion	0.55%
In excess of $2.5 billion	0.50%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2019, this management fee reduction amounted to $13,567, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2019 was equivalent to an annual effective rate of 0.59% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Class A	Class B	Class C	Class I	Class R6
1.05%	1.80%	1.80%	0.80%	0.72%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 29, 2020. For the six months ended April 30, 2019, this reduction amounted to $56,130, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $3,359 for the six months ended April 30, 2019, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$236,524
Class B	0.75%	0.25%	1.00%	1.00%	64,169
Class C	0.75%	0.25%	1.00%	1.00%	96,555
Total Distribution and Service Fees					$397,248

Notes to Financial Statements (unaudited) – continued

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2019, this rebate amounted to $6,206, $51, and $19 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2019, were as follows:

Amount
Class A	$4,475
Class B	6,322
Class C	697

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2019, the fee was $43,939, which equated to 0.0319% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $138,693.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2019 was equivalent to an annual effective rate of 0.0174% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Notes to Financial Statements (unaudited) – continued

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $660 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2019. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $3,200 at April 30, 2019, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2019, the fee paid by the fund under this agreement was $242 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On March 1, 2018, MFS purchased 7,716 shares of Class R6 for an aggregate amount of $50,000.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended April 30, 2019, the fund engaged in sale transactions pursuant to this policy, which amounted to $507,480. The sales transactions resulted in net realized gains (losses) of $10,295.

(4) Portfolio Securities

For the six months ended April 30, 2019, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$21,060,175	$46,475,621
Non-U.S. Government securities	$96,073,433	$97,852,982

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/19		Year ended 10/31/18 (i)

	Shares	Amount	Shares	Amount
Shares sold
Class A	1,964,538	$12,533,845	5,821,566	$37,637,564
Class B	61,819	392,408	126,677	813,068
Class C	359,392	2,251,987	486,171	3,127,242
Class I	1,627,439	10,386,876	4,178,617	27,120,689
Class R6	103,249	657,366	2,274,625	14,534,915
	4,116,437	$26,222,482	12,887,656	$83,233,478

Shares issued to shareholders in reinvestment of distributions
Class A	430,390	$2,756,031	865,111	$5,574,903
Class B	21,122	134,238	49,771	318,883
Class C	32,955	209,095	79,775	510,392
Class I	98,080	626,774	329,386	2,125,835
Class R6	33,534	214,794	22,841	145,229
	616,081	$3,940,932	1,346,884	$8,675,242

Shares reacquired
Class A	(3,182,001)	$(20,252,981)	(7,416,118)	$(47,839,707)
Class B	(274,195)	(1,737,265)	(821,239)	(5,258,265)
Class C	(682,157)	(4,298,890)	(2,265,713)	(14,457,786)
Class I	(3,071,416)	(19,503,498)	(10,698,272)	(68,856,119)
Class R6	(205,512)	(1,306,101)	(255,141)	(1,626,460)
	(7,415,281)	$(47,098,735)	(21,456,483)	$(138,038,337)

Net change
Class A	(787,073)	$(4,963,105)	(729,441)	$(4,627,240)
Class B	(191,254)	(1,210,619)	(644,791)	(4,126,314)
Class C	(289,810)	(1,837,808)	(1,699,767)	(10,820,152)
Class I	(1,345,897)	(8,489,848)	(6,190,269)	(39,609,595)
Class R6	(68,729)	(433,941)	2,042,325	13,053,684
	(2,682,763)	$(16,935,321)	(7,221,943)	$(46,129,617)

(i)	For Class R6, the period is from the class inception, March 2, 2018, through the stated period end.

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2019, the fund’s commitment fee and interest expense were $875 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,262,968	$72,404,601	$63,226,523	$(1,586)	$1,152	$15,440,612

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$95,247	$—

(8) Legal Proceedings

In May 2015, the Motors Liquidation Company Avoidance Action Trust (hereafter, “AAT”) served upon the fund a complaint in an adversary proceeding in the U.S. Bankruptcy Court for the Southern District of New York, captioned Motors Liquidation Company Avoidance Action Trust v. JPMorgan Chase Bank, N.A., et al. (No. 09-00504 (REG)). The complaint, which was originally filed in 2009 but not served on the fund until 2015, names as defendants over 500 entities (including the fund) that held an interest in a $1.5 billion General Motors (GM) term loan in 2009, when GM filed for bankruptcy. The AAT alleges that the fund and the other term loan lenders were improperly treated as secured lenders with respect to the term loan shortly before and immediately after GM’s bankruptcy, receiving full principal and interest payments under the loan. The AAT alleges that the fund and other term loan lenders should have been treated as unsecured (or partially unsecured) creditors because the main lien securing the collateral was allegedly not perfected at the time of GM’s bankruptcy due to an erroneous filing in October 2008 that terminated the financing statement perfecting the lien. The AAT seeks to claw back payments made to the fund and the other term loan lenders after, and during the 90 days before, GM’s June 2009

Notes to Financial Statements (unaudited) – continued

bankruptcy petition. During that time period, the fund received term loan payments of approximately $570,000. The fund cannot predict the outcome of this proceeding. Among other things, it is unclear whether the AAT’s claims will succeed; what the fund would be entitled to as an unsecured (or partially unsecured) creditor, given the existence of other collateral not impacted by the erroneous October 2008 filing; whether third parties responsible for the erroneous October 2008 filing would bear some or all of any liability; and the degree to which the fund may be entitled to indemnification from a third party for any amount required to be disgorged. The fund has and will continue to incur legal expenses associated with the defense of this action and in related claims against third parties.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VIII

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 17, 2019

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2019

*	Print name and title of each signing officer under his or her signature.